CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY ¥ in Millions, $ in Millions		CNY (¥) shares	USD ($) shares	Cumulative Effect, Period of Adoption, Adjusted Balance [Member] CNY (¥)	Ordinary shares CNY (¥) shares		Additional paid-in capital CNY (¥)	Statutory reserves CNY (¥)	Accumulated other comprehensive income/(loss) CNY (¥)	Retained earnings CNY (¥)	Retained earnings Cumulative Effect, Period of Adoption, Adjusted Balance [Member] CNY (¥)	Treasury stock CNY (¥) shares	Total Ctrip's shareholders' equity CNY (¥)	Total Ctrip's shareholders' equity Cumulative Effect, Period of Adoption, Adjusted Balance [Member] CNY (¥)	Non-controlling interests CNY (¥)
Changes in shareholders' equity
Issuance of ordinary shares for the exercise of stock options (in shares) | shares		3,495,960	3,495,960		6,935,904	[1]
Balance at Dec. 31, 2019		¥ 105,703		¥ (83)	¥ 6		¥ 83,614	¥ 635	¥ (1,505)	¥ 22,803	¥ (83)	¥ (2,111)	¥ 103,442	¥ (83)	¥ 2,261
Balance (in shares) at Dec. 31, 2019 | shares	[1]				592,691,232							(23,432,968)
Changes in shareholders' equity
Issuance of ordinary shares for the exercise of stock options		159					159						159
Share-based compensation		1,873					1,873						1,873
Appropriations to statutory reserves								3		(3)
Foreign currency translation adjustments		75							75				75
Unrealized securities holding losses		(178)							(178)				(178)
Accretion of redeemable non-controlling interests		(40)								(40)			(40)
Net income / (loss)		(3,269)								(3,207)			(3,207)		(62)
Deconsolidation of shares in subsidiaries		176													176
Issuance of additional equity stake by subsidiaries		5													5
Disposal of shares in subsidiaries		(234)					0	(1)					(1)		(233)
Equity transaction in which a non-controlling interest in a subsidiary is exchanged for a non-controlling interest in another subsidiary							9						9		(9)
Acquisition of additional shares in subsidiaries		(2,620)					(1,695)						(1,695)		(925)
Balance at Dec. 31, 2020		¥ 101,567			¥ 6		83,960	637	(1,608)	19,470		¥ (2,111)	100,354		1,213
Balance (in shares) at Dec. 31, 2020 | shares	[1]				599,627,136							(23,432,968)
Changes in shareholders' equity
Issuance of ordinary shares for the exercise of stock options (in shares) | shares		5,106,035	5,106,035		5,321,521	[1]
Issuance of ordinary shares for the exercise of stock options		¥ 307			¥ 0		307						307
Share-based compensation		1,681					1,681						1,681
Appropriations to statutory reserves								97		(97)
Foreign currency translation adjustments		2							2				2
Unrealized securities holding losses		2							2				2
Accretion of redeemable non-controlling interests		0
Net income / (loss)		(645)								(550)			(550)		(95)
Issuance of ordinary shares, net of issuance costs		7,984			¥ 0		7,984						7,984		0
Issuance of ordinary shares, net of issuance costs (shares) | shares	[1]				36,380,900
Acquisition of additional shares in subsidiaries		(442)					(103)						(103)		(339)
Business combination		0													0
Establishment of subsidiaries		0													0
Balance at Dec. 31, 2021		¥ 110,456			¥ 6		93,829	734	(1,604)	18,823		¥ (2,111)	109,677		779
Balance (in shares) at Dec. 31, 2021 | shares	[1]				641,329,557							(23,432,968)
Changes in shareholders' equity
Issuance of ordinary shares for the exercise of stock options (in shares) | shares		4,493,648	4,493,648		4,737,273
Issuance of ordinary shares for the exercise of stock options		¥ 179			¥ 0		179						179
Share-based compensation		1,188					1,188						1,188
Appropriations to statutory reserves								91		(91)
Foreign currency translation adjustments		78	$ 11						78				78
Unrealized securities holding losses		(1,126)							(1,126)				(1,126)
Accretion of redeemable non-controlling interests		0	0
Less: Amounts reclassified from accumulated other comprehensive income/(loss) to net (loss)/income (Note 7)		884							884				884
Net income / (loss)		1,367								1,403			1,403		(36)
Disposal of shares in subsidiaries		(4)													(4)
Acquisition of additional shares in subsidiaries		(3)					0						0		(3)
Balance at Dec. 31, 2022		¥ 113,019	$ 16,386		¥ 6		¥ 95,196	¥ 825	¥ (1,768)	¥ 20,135		¥ (2,111)	¥ 112,283		¥ 736
Balance (in shares) at Dec. 31, 2022 | shares					646,066,830							(23,432,968)

[1]	The number of shares outstanding and treasury stock have been retrospectively adjusted for the Share Subdivision that became effective on March 18, 2021 as detailed in Note 2 and Note 20.